Note 1 - Organization and Description of Business (Details) - shares	1 Months Ended	9 Months Ended	12 Months Ended
	Aug. 31, 2014	Sep. 30, 2015	Dec. 31, 2014	Nov. 12, 2014	Aug. 14, 2014	Dec. 31, 2013
Entity Incorporation, Date of Incorporation		Aug. 25, 1999
Common Stock, shares outstanding		11,298,405	11,043,755		4,398,088	3,960,000
Warrants, Outstanding					0
Authorized Capital Stock				80,000,000
Common Stock, shares authorized		75,000,000	75,000,000	75,000,000		75,000,000
Preferred Stock, shares authorized		5,000,000	5,000,000	5,000,000		5,000,000
Options, Outstanding					0
Trading Symbol		mjtk
Subsequent Event
Common Stock, shares authorized				75,000,000
Preferred Stock, shares authorized				5,000,000
Common Stock
CannaSys outstanding common stock converted upon merger	6,000,000		6,000,000
CannaSys outstanding common stock, percent of shares acquired upon merger	57.70%